Securities - Maturity Distribution and Yield of Investment Securities Portfolio (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Securities available-for-sale, Amount:
Within 1 year	$ 7,172
1-5 years	28,945
5-10 years	5,928
After 10 years	2,177
Available-for-sale	$ 76,817	$ 86,622
Securities available-for-sale (Yield):
Within 1 year	1.91%
1-5 years	2.24%
5-10 years	2.50%
After 10 years	2.91%
Total	3.29%
Securities held-to-maturity, Amount:
Within 1 year	$ 4,350
1-5 years	9,266
5-10 years	1,589
After 10 years	213
Total	$ 49,578	56,194
Securities held-to-maturity (Yield):
Within 1 year	1.47%
1-5 years	1.26%
5-10 years	1.42%
After 10 years	1.99%
Total	2.12%
Total securities	$ 11,522
Total securities	1.74%
Total securities	$ 38,211
Total securities	2.01%
Total securities	$ 7,517
Total securities	2.29%
Total securities	$ 2,390
Total securities	2.84%
Total securities	$ 126,395
Total securities	2.84%
U.S. Treasury
Securities available-for-sale, Amount:
Within 1 year	$ 2,142
1-5 years	10,617
5-10 years	1,818
After 10 years	2,027
Available-for-sale	$ 16,604	29,533
Securities available-for-sale (Yield):
Within 1 year	1.32%
1-5 years	1.23%
5-10 years	2.37%
After 10 years	2.92%
Total	1.59%
Securities held-to-maturity, Amount:
Within 1 year	$ 3,176
1-5 years	5,032
5-10 years	915
After 10 years	0
Total	$ 9,123	10,863
Securities held-to-maturity (Yield):
Within 1 year	1.56%
1-5 years	1.18%
5-10 years	1.24%
After 10 years	0.00%
Total	1.32%
Total non-U.S. government
Securities available-for-sale, Amount:
Within 1 year	$ 4,198
1-5 years	11,470
5-10 years	2,679
After 10 years	35
Available-for-sale	$ 18,382	20,339
Securities available-for-sale (Yield):
Within 1 year	2.04%
1-5 years	2.54%
5-10 years	2.57%
After 10 years	3.42%
Total	2.43%
Securities held-to-maturity, Amount:
Within 1 year	$ 704
1-5 years	1,357
5-10 years	76
After 10 years	0
Total	$ 2,137	1,897
Securities held-to-maturity (Yield):
Within 1 year	1.15%
1-5 years	1.16%
5-10 years	0.59%
After 10 years	0.00%
Total	1.14%
Foreign covered bonds
Securities available-for-sale, Amount:
Within 1 year	$ 807
1-5 years	5,187
5-10 years	340
After 10 years	0
Available-for-sale	$ 6,334	5,758
Securities available-for-sale (Yield):
Within 1 year	2.83%
1-5 years	3.39%
5-10 years	1.41%
After 10 years	0.00%
Total	3.20%
U.S. government agencies
Securities available-for-sale, Amount:
Within 1 year	$ 25
1-5 years	1,671
5-10 years	1,091
After 10 years	114
Available-for-sale	$ 2,901	2,294
Securities available-for-sale (Yield):
Within 1 year	1.74%
1-5 years	3.49%
5-10 years	2.90%
After 10 years	2.73%
Total	3.21%
Securities held-to-maturity, Amount:
Within 1 year	$ 470
1-5 years	2,877
5-10 years	586
After 10 years	213
Total	$ 4,146	4,206
Securities held-to-maturity (Yield):
Within 1 year	1.31%
1-5 years	1.45%
5-10 years	1.73%
After 10 years	1.99%
Total	1.50%
Other debt securities
Securities available-for-sale, Amount:
Within 1 year	$ 0
1-5 years	0
5-10 years	0
After 10 years	1
Available-for-sale	$ 1	13
Securities available-for-sale (Yield):
Within 1 year	0.00%
1-5 years	0.00%
5-10 years	0.00%
After 10 years	4.85%
Total	4.85%
Securities held-to-maturity, Amount:
Within 1 year	$ 0
1-5 years	0
5-10 years	12
After 10 years	0
Total	$ 12	13
Securities held-to-maturity (Yield):
Within 1 year	0.00%
1-5 years	0.00%
5-10 years	4.75%
After 10 years	0.00%
Total	4.75%
Agency residential mortgage-backed securities (“RMBS”)
Securities available-for-sale, Amount:
Available-for-sale	$ 13,111	8,957
Securities available-for-sale (Yield):
Total	5.15%
Securities held-to-maturity, Amount:
Total	$ 29,740	34,188
Securities held-to-maturity (Yield):
Total	2.32%
Non-agency RMBS
Securities available-for-sale, Amount:
Available-for-sale	$ 1,740	2,029
Securities available-for-sale (Yield):
Total	4.53%
Securities held-to-maturity, Amount:
Total	$ 26	30
Securities held-to-maturity (Yield):
Total	2.71%
Agency commercial mortgage-backed securities (“MBS”)
Securities available-for-sale, Amount:
Available-for-sale	$ 7,729	8,060
Securities available-for-sale (Yield):
Total	3.08%
Securities held-to-maturity, Amount:
Total	$ 3,411	4,014
Securities held-to-maturity (Yield):
Total	2.43%
Non-agency commercial MBS
Securities available-for-sale, Amount:
Available-for-sale	$ 2,935	2,977
Securities available-for-sale (Yield):
Total	3.53%
Collateralized loan obligations (“CLOs”)
Securities available-for-sale, Amount:
Available-for-sale	$ 6,137	5,343
Securities available-for-sale (Yield):
Total	6.89%
Securities held-to-maturity, Amount:
Total	$ 983	983
Securities held-to-maturity (Yield):
Total	6.81%
Other ABS
Securities available-for-sale, Amount:
Available-for-sale	$ 943	$ 1,319
Securities available-for-sale (Yield):
Total	2.43%